Income tax expenses	6 Months Ended
Jun. 30, 2024
Income tax expenses
Income tax expenses

10.Income tax expenses

	For the six months ended June 30,
(Euro thousands)	2024	2023
Current taxes	(114)	(497)
Deferred taxes	603	226
Income taxes	489	(271)

Breakdown of difference between statutory and effective tax rates:

The effective tax rate is as follows:

	For the six months ended June 30,
(Euro thousands)	2024	2023
Loss before tax	(69,865)	(71,954)
Total income tax benefits / (expenses)	489	(271)
Effective tax rate	0.70%	(0.38)%